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[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   March 1, 2005



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:  Short-Term Investments Trust CIK No.0000205007

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Short-Term Investments Trust (the "Fund") that the Prospectuses and Statements of Additional Information relating to Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 49 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 49 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on February 25, 2005.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-1604.

   Very truly yours,

   /s/ JOHN H. LIVELY

   John H. Lively
   Counsel

A Member of the AMVESCAP Group